Note 32 - Capital Base and Capital Management (Table)	12 Months Ended
Dec. 31, 2018
Capital Base And Capital Management
Eligible Capital Resources
Eligible capital resources (Millions of euros)
	Notes	December 2018 (*)	December 2017	December 2016
Capital	26	3,267	3,267	3,218
Share premium	27	23,992	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	22,963	23,590	21,805
Other equity instruments, net	28	50	54	54
Treasury shares	29	(296)	(96)	(48)
Attributable to the parent company	6	5,324	3,519	3,475
Attributable dividend	4	(975)	(1,043)	(1,510)
Total equity		54,325	53,283	50,985
Accumulated other comprehensive income	30	(7,215)	(6,939)	(3,622)
Non-controlling interest	31	5,764	6,979	8,064
Shareholders' equity		52,874	53,323	55,428
Intangible assets		(8,199)	(6,627)	(5,675)
Fin. treasury shares		(27)	(48)	(82)
Indirect treasury shares		(108)	(134)	(51)
Deductions		(8,334)	(6,809)	(5,808)
Temporary CET 1 adjustments		-	(273)	(129)
Capital gains from the Available-for-sale debt instruments portfolio		-	(256)	(402)
Capital gains from the Available-for-sale equity portfolio		-	(17)	273
Differences from solvency and accounting level		(176)	(189)	(120)
Equity not eligible at solvency level		(176)	(462)	(249)
Other adjustments and deductions		(4,053)	3,711	(2,001)
Common Equity Tier 1 (CET 1)		40,311	42,341	47,370
Additional Tier 1 before Regulatory Adjustments		5,634	6,296	6,114
Total Regulatory Adjustments of Additional Tier 1		-	(1,657)	(3,401)
Tier 1		45,945	46,980	50,083
Tier 2		8,754	8,798	8,810
Total Capital (Total Capital=Tier 1 + Tier 2)		54,699	55,778	58,893

Total Minimum equity required		41,607	40,370	37,923

(*) Provisional data.

Table of Leverage Ratio
Capital Base
	2018 (*)	2017	2016
Tier 1 (millions of euros) (a)	45,945	46,980	50,083
Exposure (millions of euros) (b)	705,406	700,443	747,216
Leverage ratio (a)/(b) (percentage)	6.51%	6.71%	6.70%

(*) Provisional data.

Regulatory Balance Reconcilitation
Public balance sheet headings (Millions of euros)
	Public balance sheet	Insurance companies and real estate companies (1)	Jointly-controlled entities and other adjustments (2)	Regulatory balance sheet
Cash, cash balances at central banks and other demand deposits	58,196	(3)	103	58,296
Financial assets held for trading	90,117	1,277	-	91,394
Non- trading financial assets mandatorily at fair value through profit or loss	5,135	(2,768)	-	2,367
Financial assets designated at fair value through profit or loss	1,313	(1,313)	-	-
Financial assets designated at fair value through other comprehensive income	56,337	(14,318)	-	42,019
Financial assets at amortized cost	419,660	(6,279)	593	413,974
Hedging derivatives	2,892	(87)	-	2,805
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(21)	-	-	(21)
Investments in entities accounted for using the equity method	1,578	2,587	(80)	4,085
Non- current assets and disposal groups held for sale	2,001	(2)	2	2,001
Other	39,481	715	3	40,199
Total assets	676,689	(20,191)	621	657,119

(1) Correspond to balances of entities fully consolidated in the public balance sheet but consolidated by the equity method in the regulatory balance sheet.

(2) Correspond to intragroup adjustments and other consolidation adjustments.